Acquisition of Lucid (Details)	1 Months Ended
Sep. 21, 2021 $ / shares
Stock Options Member
Statement [Line Items]
Grant date share price	$ 1.56
Annualized volatility	124.00%
Warrant Bottom Member
Statement [Line Items]
Exercise price	$ 0.96
Expected life (years)	1 year 2 months 8 days
Warrant Top Member
Statement [Line Items]
Exercise price	$ 1.93
Expected life (years)	1 year 3 months 10 days
Stock Options Top Member
Statement [Line Items]
Exercise price	$ 2.31
Expected life (years)	4 years 3 months 10 days
Risk free interest rate	0.79%
Stock Options Bottom Member
Statement [Line Items]
Exercise price	$ 1.35
Expected life (years)	2 years 2 months 23 days
Risk free interest rate	0.43%
Warrant Member
Statement [Line Items]
Grant date share price	$ 1.56
Risk free interest rate	0.43%
Annualized volatility	88.00%